REVENUE - Analysis of Timing of Transfer of Goods or Services (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 387.5	$ 255.1	$ 692.6	$ 450.1
Revenue at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	382.2	239.7	682.2	425.4
Revenue over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 5.3	$ 15.4	$ 10.4	$ 24.7